SEMI-ANNUAL CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Profit	€ 28,433	€ 47,902
Items that will be subsequently reclassified to the statement of profit or loss:
Foreign currency exchange differences arising from the translation of foreign operations	23,238	(77,367)
Net (loss)/gain from cash flow hedges	(11,553)	29,020
Net loss from financial instruments measured at fair value	(48)	(50)
Items that will not be subsequently reclassified to the statement of profit or loss:
Net actuarial loss from defined benefit plans	(683)	(293)
Total other comprehensive income/(loss)	10,954	(48,690)
Total comprehensive income/(loss)	39,387	(788)
Attributable to:
Shareholders of the Parent Company	33,238	(2,382)
Non-controlling interests	€ 6,149	€ 1,594